Document and Entity Information	Nov. 01, 2021
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Bonanza Creek Energy,Inc.
Amendment Flag	false
Entity Central Index Key	0001509589
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 01, 2021
Entity Registrant Name	Civitas Resources, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35371
Entity Tax Identification Number	61-1630631
Entity Address, Address Line One	410 17th Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	440-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	CIVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false